Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
OTHER REAL ESTATE OWNED

NOTE 6 - OTHER REAL ESTATE OWNED

Other real estate owned at December 31, included in continuing operations, was:

(000s omitted)	2011	2010
Beginning balance	$3,407	$5,176
Transfers into other real estate	1,698	2,459
Sales of other real estate owned	(2,676)	(3,577)
Write downs of other real estate owned	(480)	(651)

Ending balance	$1,949	$3,407

Net gains on sales of other real estate were $10,000 in 2011 and $363,000 in 2010. Due to declining real estate values, the Corporation experienced write-downs of other real estate owned of $480,000 in 2011 and $651,000 in 2010. Carrying costs associated with other real estate owned totaled $514,000 in 2011 and $546,000 in 2010.